COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments under non-cancelable operating leases
	December 31, 2013
	RMB’000	US$’000

2014	19,342	3,195
2015	18,089	2,988
2016	16,497	2,725
2017	6,703	1,108
2018	—	—
	60,631	10,016